EQUITY INCENTIVE PLANS - Disclosure of outstanding deferred share units (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity Incentive Plans [Abstract]
Number of shares issuable at beginning of period	305,400	167,000
DSUs Granted	167,200	138,400
Number of shares issuable at end of period	472,600	305,400